Annual Fund Operating Expenses - AST AllianzGI World Trends Portfolio - No Share Class	Apr. 26, 2021
Operating Expenses:
Management Fees	0.75%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses Over Assets [Item]	0.02%
= Total Annual Portfolio Operating Expenses	1.02%
-Fee Waiver and/or Expense Reimbursement	(0.05%)
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	[1],[2]

[1]	The Manager has contractually agreed to waive 0.047% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.
[2]	Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations implemented during the most recent fiscal year.